Financial Income and Expenses (Details) - Schedule of net balances - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Schedule of net balances [Abstract]
Monetary variations	R$ (682)
Foreign exchange difference	(9,035)	(1,727)	(614)
Net on remeasurement of leases	(71,265)	(20,845)	(2,466)
Net on remeasurement of receivables from sale of farms	137,342	58,380	13,989
Realized profit (loss) from derivative financial instruments	(116,530)	(40,712)	20,158
Unrealized (loss) profit from Derivative financial instruments	R$ (8,960)	R$ (7,456)	R$ (4,475)